Employee benefits liabilities - narrative (Details) € in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€) year	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Disclosure of defined benefit plans [line items]
Defined benefit plan cost	€ 1,643	€ 1,540	€ 1,541
Net defined benefit liability (asset)	7,590	8,121
Obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	28,794	31,518
Pension benefits
Disclosure of defined benefit plans [line items]
Discretionary credit balance	2,000
Employer contributions	141	454
Estimate of contributions expected to be paid to plan for next annual reporting period	92
Payments in respect of settlements	0	0
Gains (losses) arising from settlements	(1)	29
Payments from plan, net defined benefit liability (asset)	16	16
Net defined benefit liability (asset)	€ 4,324	€ 4,668	5,143
Discount rate	3.70%	4.30%
Pension benefits | Obligation
Disclosure of defined benefit plans [line items]
Employer contributions	€ 0	€ 0
Payments in respect of settlements	563	0
Payments from plan, net defined benefit liability (asset)	1,751	2,015
Net defined benefit liability (asset)	25,528	28,065	27,547
Health care and life insurance plans | Obligation
Disclosure of defined benefit plans [line items]
Payments from plan, net defined benefit liability (asset)	137	139
Net defined benefit liability (asset)	€ 2,279	€ 2,466	2,459
Other post-employment benefits
Disclosure of defined benefit plans [line items]
Discount rate	1.20%	1.00%
Other post-employment benefits | Obligation
Disclosure of defined benefit plans [line items]
Payments from plan, net defined benefit liability (asset)	€ 48	€ 58
Net defined benefit liability (asset)	987	987	969
United States And Canada | Pension benefits
Disclosure of defined benefit plans [line items]
Employer contributions	124	€ 445	€ 202
Estimate of contributions expected to be paid to plan for next annual reporting period	56
Estimate of discretionary contributions expected to be paid to plan for next annual reporting period	2
Estimate of minimum funding contributions expected to be paid to plan in next annual reporting period	€ 54
U.S. | Pension benefits
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation | year	11
Discount rate	3.80%	4.40%
U.S. | Pension benefits | Obligation
Disclosure of defined benefit plans [line items]
Payments from plan, net defined benefit liability (asset)		€ 214
U.S. | Health care and life insurance plans
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation | year	13
Health care cost trend rate assumed for next annual reporting period	6.80%	7.00%
Weighted average ultimate healthcare cost trend rate	4.50%	4.50%
Discount rate	3.90%	4.50%
Canada | Pension benefits
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation | year	13
Discount rate	3.50%	3.90%
Canada | Health care and life insurance plans
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation | year	16
Health care cost trend rate assumed for next annual reporting period	4.80%	4.70%
Weighted average ultimate healthcare cost trend rate	4.50%	4.40%
Discount rate	3.60%	4.00%
United Kingdom | Pension benefits
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation | year	20
Discount rate	2.70%	2.70%
Italy | Other post-employment benefits
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	€ 752
Italy | Other post-employment benefits | Obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)		€ 775